Capital Structure (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 3.625% Preferred Stock [Member]	Feb. 28, 2006 Preferred Stock 5.75% Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock 5.75% Preferred Stock [Member]	Feb. 02, 2006 Preferred Stock 5.75% Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock 4.00% Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock 3.625% Preferred Stock [Member] day	Aug. 11, 2005 Preferred Stock 3.625% Preferred Stock [Member]
Capital Structure
Preferred Stock, Shares Issued						2,000,000
Issue of convertible preferred stock (in shares)	250,000	250,000							250,000
Net proceeds from the issue of preferred stock				$ 486
Preferred stock, offering price (in dollars per share)				$ 250
Offering expenses and discounts				$ 14
Dividends on preferred stock per share per year					$ 14.375		$ 40	$ 36.25
Liquidation preference (in dollars per share)							$ 1,000	$ 1,000
Convertible perpetual preferred stock, initial conversion price							$ 20
Redemption price as a percentage of liquidation preference (as a percent)			100.00%				100.00%
Preferred stock, conversion period (in days)								90
Convertible perpetual preferred stock, terms of conversion	Holders tendering the 3.625% Preferred Stock for conversion shall be entitled to receive, for each share of 3.625% Preferred Stock converted, $1,000 in cash and a number of shares of NRG common stock equal in value to the product of (a) the greater of (i) the difference between the average closing share price of NRG common stock on each of the twenty consecutive scheduled trading days starting on the date thirty exchange business days immediately prior to the conversion date, or the Market Price, and $29.54 and (ii) zero, times (b) 50.77. The number of NRG common stock to be delivered under the conversion feature is limited to 16,000,000 shares. If upon conversion, the Market Price is less than $19.69, then the Holder will deliver to NRG cash or a number of shares of NRG common stock equal in value to the product of (i) $19.69 minus the Market Price, times (ii) 50.77.
Common Stock, Capital Shares Reserved for Conversion of Preferred Stock	16,000,000